Accrued liabilities and other current payables (Details) - USD ($)	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Accrued liabilities
Accrued directors’ remuneration	$ 360,632	$ 216,407
Accrued payroll and employee defined contribution plan	75,118	37,273
Accrued professional fees	201,140	191,604
Accrued rent	44,625	46,656
Accrued research and development services fees	25,632	156,424
Others	25,405	4,367
Accrued liabilities	732,552	652,731	$ 209,019	$ 97,238
Other current payables
Advances from customers	2,770	110,244	4,248	85,249
Other current payables	21,508	7,243	21,141	23,775
Accrued expenses and other payables	$ 756,830	$ 770,218	$ 234,408	$ 206,262